John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 18.4%				$193,506,087
(Cost $195,042,864)
U.S. Government 18.0%				188,819,657
U.S. Treasury
Note	3.125	08-31-27	20,000,000	19,191,406
Note	3.875	12-31-27	53,145,000	52,256,472
Note	4.000	01-31-29	28,946,000	28,611,312
Note	4.250	10-15-25	35,400,000	35,115,140
Note	4.250	12-31-25	5,000,000	4,960,938
Note	4.375	12-15-26	18,120,000	18,083,194
Note	4.625	03-15-26	30,600,000	30,601,195
U.S. Government Agency 0.4%				4,686,430
Federal Home Loan Mortgage Corp. Note	5.500	12-16-25	4,690,000	4,686,430
Corporate bonds 66.3%				$696,233,232
(Cost $697,054,033)
Communication services 3.6%				37,800,873
Diversified telecommunication services 1.1%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,789,961
AT&T, Inc.	2.300	06-01-27	3,000,000	2,747,009
C&W Senior Financing DAC (A)	6.875	09-15-27	2,000,000	1,885,000
Iliad Holding SASU (A)	6.500	10-15-26	3,150,000	3,114,123
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	820,000	682,650
Entertainment 0.5%
WarnerMedia Holdings, Inc.	3.755	03-15-27	5,400,000	5,109,689
Interactive media and services 0.2%
TripAdvisor, Inc. (A)	7.000	07-15-25	2,300,000	2,302,737
Media 1.2%
Charter Communications Operating LLC	4.908	07-23-25	4,500,000	4,437,733
Paramount Global	3.375	02-15-28	1,000,000	881,325
Paramount Global	3.700	06-01-28	3,995,000	3,535,406
Sirius XM Radio, Inc. (A)	5.000	08-01-27	1,500,000	1,428,941
Townsquare Media, Inc. (A)	6.875	02-01-26	2,000,000	1,929,419
Wireless telecommunication services 0.6%
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,560,489
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,396,391
Consumer discretionary 6.2%				65,342,976
Automobiles 2.9%
Ford Motor Credit Company LLC	4.125	08-17-27	3,500,000	3,312,482
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,741,486
Ford Motor Credit Company LLC	5.800	03-05-27	2,000,000	1,996,127
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	1,018,004
General Motors Financial Company, Inc.	2.900	02-26-25	3,900,000	3,793,620
General Motors Financial Company, Inc.	4.350	04-09-25	2,000,000	1,973,995
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	1,993,573
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	1,992,857
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,950,101
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	1,822,000	1,771,855
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	2,500,000	2,250,436
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	2,765,471
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail 0.3%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	$3,483,585
Diversified consumer services 0.0%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	227,000	224,283
Hotels, restaurants and leisure 2.2%
Caesars Entertainment, Inc. (A)	8.125	07-01-27	3,000,000	3,080,358
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,000,000	3,272,892
CEC Entertainment LLC (A)	6.750	05-01-26	3,000,000	2,970,383
Hyatt Hotels Corp.	5.375	04-23-25	2,665,000	2,659,696
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,531,696
Marriott International, Inc.	5.750	05-01-25	3,610,000	3,623,024
MGM Resorts International	5.750	06-15-25	2,850,000	2,845,983
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,021,200
Household durables 0.5%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,228,454
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	2,983,236
Specialty retail 0.3%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,858,179
Consumer staples 2.3%				23,816,395
Beverages 0.3%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,933,975
Consumer staples distribution and retail 0.3%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	2,937,997
Food products 1.7%
JBS USA LUX SA	2.500	01-15-27	6,500,000	5,963,375
JDE Peet’s NV (A)	0.800	09-24-24	2,397,000	2,326,389
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,815,188
NBM US Holdings, Inc. (A)	7.000	05-14-26	5,850,000	5,839,471
Energy 8.1%				85,286,917
Oil, gas and consumable fuels 8.1%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,473,610
Buckeye Partners LP (A)	4.125	03-01-25	2,375,000	2,322,502
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	841,500
Continental Resources, Inc. (A)	2.268	11-15-26	5,850,000	5,368,677
Energy Transfer LP	4.750	01-15-26	2,000,000	1,976,865
Energy Transfer LP	5.500	06-01-27	4,000,000	4,013,709
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,392,606
Hess Corp.	4.300	04-01-27	4,000,000	3,902,345
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,971,700
Leviathan Bond, Ltd. (A)	6.125	06-30-25	3,590,000	3,507,610
MPLX LP	1.750	03-01-26	1,500,000	1,399,363
Occidental Petroleum Corp.	5.550	03-15-26	5,500,000	5,506,035
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,965,960
ONEOK, Inc.	5.550	11-01-26	6,000,000	6,044,637
Ovintiv, Inc.	5.650	05-15-25	3,500,000	3,500,690
Parkland Corp. (A)	5.875	07-15-27	4,300,000	4,219,947
Petroleos Mexicanos	6.875	08-04-26	5,000,000	4,815,535
Pioneer Natural Resources Company	5.100	03-29-26	3,077,000	3,073,652
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,176,174
Southwestern Energy Company	5.700	01-23-25	5,000,000	4,972,924
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,612,654
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	3.900	01-15-25	1,650,000	$1,625,722
Var Energi ASA (A)	5.000	05-18-27	3,000,000	2,916,872
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,685,628
Financials 21.3%				224,121,702
Banks 14.3%
Bank of America Corp. (1.197% to 10-24-25, then Overnight SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,863,342
Bank of America Corp. (3.384% to 4-2-25, then Overnight SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,904,348
Bank of America Corp.	3.950	04-21-25	12,700,000	12,490,663
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	2,000,000	2,005,061
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,149,190
BPCE SA (A)	5.203	01-18-27	2,000,000	1,999,022
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	3,002,488
Citigroup, Inc. (0.981% to 5-1-24, then Overnight SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,478,148
Citigroup, Inc.	3.875	03-26-25	4,000,000	3,926,461
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	2,000,000	1,988,579
Credit Agricole SA (A)	4.375	03-17-25	3,000,000	2,948,579
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,004,408
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	3,302,000	3,315,030
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%)	5.852	10-27-25	5,000,000	4,993,271
HSBC Holdings PLC (0.976% to 5-24-24, then Overnight SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,977,386
HSBC Holdings PLC	4.250	08-18-25	3,500,000	3,424,882
JPMorgan Chase & Co. (1.578% to 4-22-26, then Overnight SOFR + 0.885%)	1.578	04-22-27	15,700,000	14,518,432
JPMorgan Chase & Co. (4.080% to 4-26-25, then Overnight SOFR + 1.320%)	4.080	04-26-26	3,250,000	3,197,436
JPMorgan Chase & Co. (5.546% to 12-15-24, then Overnight SOFR + 1.070%)	5.546	12-15-25	5,000,000	4,999,802
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,489,302
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,524,530
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,309,019
Royal Bank of Canada	4.950	04-25-25	5,000,000	4,985,213
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,278,466
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,939,125
Santander Holdings USA, Inc.	3.500	06-07-24	3,300,000	3,279,262
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,961,092
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,424,429
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	4,939,856
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	2,500,000	2,496,883
The PNC Financial Services Group, Inc. (5.812% to 6-12-25, then Overnight SOFR + 1.322%)	5.812	06-12-26	5,000,000	5,007,260
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,021,405
Wells Fargo & Company	3.000	02-19-25	15,900,000	15,543,993
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,300,534
Wells Fargo Bank NA	5.254	12-11-26	2,500,000	2,509,146
Capital markets 4.8%
Ares Capital Corp.	3.250	07-15-25	3,000,000	2,881,548
Ares Capital Corp.	4.200	06-10-24	4,165,000	4,139,844
Blackstone Private Credit Fund	2.350	11-22-24	3,176,000	3,089,843
Blackstone Private Credit Fund	2.700	01-15-25	437,000	424,394
Deutsche Bank AG (1.447% to 4-1-24, then Overnight SOFR + 1.131%)	1.447	04-01-25	3,250,000	3,237,317
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	3,500,000	3,475,774
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	2,000,000	1,843,820
Morgan Stanley	3.875	01-27-26	4,500,000	4,389,116
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (4.679% to 7-17-25, then Overnight SOFR + 1.669%)	4.679	07-17-26	4,000,000	$3,957,092
National Securities Clearing Corp. (A)	5.150	05-30-25	3,000,000	3,000,310
State Street Corp. (4.857% to 1-26-25, then Overnight SOFR + 0.604%)	4.857	01-26-26	1,316,000	1,308,163
The Charles Schwab Corp.	0.900	03-11-26	3,500,000	3,210,178
The Goldman Sachs Group, Inc.	3.500	01-23-25	7,000,000	6,879,418
The Goldman Sachs Group, Inc.	3.500	04-01-25	3,750,000	3,672,479
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,198,969
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	4,000,000	4,080,461
Consumer finance 1.2%
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,597,477
Discover Financial Services	3.950	11-06-24	3,500,000	3,455,621
OneMain Finance Corp.	6.875	03-15-25	1,500,000	1,515,000
OneMain Finance Corp.	7.125	03-15-26	1,250,000	1,270,303
Santander UK Group Holdings PLC (6.833% to 11-21-25, then Overnight SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,076,241
Financial services 0.4%
Corebridge Financial, Inc.	3.500	04-04-25	4,056,000	3,961,404
Insurance 0.6%
Athene Global Funding (A)	2.500	01-14-25	2,750,000	2,668,822
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,592,065
Health care 3.0%				31,455,406
Biotechnology 0.4%
AbbVie, Inc.	2.950	11-21-26	4,175,000	3,958,576
Health care equipment and supplies 0.7%
Baxter International, Inc.	1.915	02-01-27	2,500,000	2,274,076
Solventum Corp. (A)	5.450	02-25-27	3,000,000	3,005,656
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,723,755
Health care providers and services 0.7%
Centene Corp.	2.450	07-15-28	3,000,000	2,644,002
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	901,767
HCA, Inc.	5.250	06-15-26	2,000,000	1,987,825
HCA, Inc.	5.375	02-01-25	2,500,000	2,491,205
Pharmaceuticals 1.2%
Organon & Company (A)	4.125	04-30-28	2,500,000	2,287,151
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	5,000,000	4,631,631
Utah Acquisition Sub, Inc.	3.950	06-15-26	5,750,000	5,549,762
Industrials 9.1%				95,600,760
Aerospace and defense 1.3%
DAE Funding LLC (A)	1.550	08-01-24	3,525,000	3,457,367
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,009,558
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	63,660
Rolls-Royce PLC (A)	5.750	10-15-27	2,500,000	2,487,740
The Boeing Company	2.196	02-04-26	5,500,000	5,159,686
The Boeing Company	4.875	05-01-25	1,380,000	1,367,223
Commercial services and supplies 1.0%
Albion Financing 1 SARL (A)	6.125	10-15-26	3,803,000	3,760,787
GFL Environmental, Inc. (A)	3.750	08-01-25	3,000,000	2,912,692
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,661,962
Prime Security Services Borrower LLC (A)	5.250	04-15-24	268,000	267,421
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.3%
Quanta Services, Inc.	0.950	10-01-24	1,318,000	$1,280,740
Williams Scotsman, Inc. (A)	6.125	06-15-25	1,798,000	1,794,602
Electrical equipment 0.7%
Regal Rexnord Corp. (A)	6.050	02-15-26	3,434,000	3,448,218
Regal Rexnord Corp. (A)	6.050	04-15-28	1,500,000	1,509,420
Sensata Technologies BV (A)	5.000	10-01-25	2,000,000	1,981,351
Ground transportation 0.3%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,667,980
Passenger airlines 4.2%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	9,291,393
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,446,650	3,347,828
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	331,401	336,531
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	2,640,736	2,503,436
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,158,218	1,077,352
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	650,218	591,711
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,409,097	1,356,426
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	2,219,579	2,136,176
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,474,701	2,277,733
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	62,272	62,125
Delta Air Lines, Inc. (A)	4.500	10-20-25	1,748,250	1,726,528
Delta Air Lines, Inc. (A)	4.750	10-20-28	377,220	368,737
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,455,732
Mileage Plus Holdings LLC (A)	6.500	06-20-27	2,800,000	2,800,683
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,106,669	1,069,233
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	983,565	891,188
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	277,083	263,156
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,994,854	3,023,592
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,946,000	1,917,728
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	5,794,791	5,695,895
Professional services 0.4%
Concentrix Corp.	6.650	08-02-26	4,500,000	4,564,882
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,689,563
Air Lease Corp.	2.200	01-15-27	2,000,000	1,833,572
Ashtead Capital, Inc. (A)	4.375	08-15-27	4,700,000	4,489,153
Information technology 2.7%				28,506,317
Electronic equipment, instruments and components 0.4%
Arrow Electronics, Inc.	6.125	03-01-26	4,000,000	3,996,301
IT services 0.6%
Gartner, Inc. (A)	4.500	07-01-28	2,000,000	1,893,168
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,108,870
Semiconductors and semiconductor equipment 0.4%
Microchip Technology, Inc.	0.983	09-01-24	2,000,000	1,951,982
Micron Technology, Inc.	4.185	02-15-27	2,500,000	2,430,290
Software 0.1%
Oracle Corp.	5.800	11-10-25	1,567,000	1,579,918
Technology hardware, storage and peripherals 1.2%
Dell International LLC	6.020	06-15-26	3,567,000	3,606,127
Hewlett Packard Enterprise Company	5.900	10-01-24	5,000,000	5,005,591
Xerox Holdings Corp. (A)	5.000	08-15-25	4,000,000	3,934,070
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 3.2%				$33,618,919
Chemicals 0.7%
EIDP, Inc.	4.500	05-15-26	4,000,000	3,938,263
FMC Corp.	5.150	05-18-26	3,500,000	3,451,757
Containers and packaging 0.9%
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	5,075,000	4,681,891
Can-Pack SA (A)	3.125	11-01-25	935,000	897,235
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	469,000	475,246
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,000,000	2,925,592
Metals and mining 1.6%
Anglo American Capital PLC (A)	3.625	09-11-24	3,150,000	3,110,742
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	483,654
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	3,450,000	3,280,970
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	800,000	800,000
Freeport-McMoRan, Inc.	4.550	11-14-24	5,050,000	4,996,268
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,577,301
Real estate 3.6%				37,571,576
Health care REITs 0.2%
Diversified Healthcare Trust (A)(B)	8.975	01-15-26	2,500,000	2,122,325
Hotel and resort REITs 0.5%
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,618,395
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,273,006
Office REITs 0.3%
Boston Properties LP	2.750	10-01-26	1,500,000	1,388,396
Boston Properties LP	3.650	02-01-26	2,000,000	1,923,208
Retail REITs 0.3%
Realty Income Corp.	5.050	01-13-26	2,857,000	2,844,707
Specialized REITs 2.3%
American Tower Corp.	1.600	04-15-26	3,000,000	2,778,149
American Tower Corp.	3.550	07-15-27	2,000,000	1,895,457
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,793,006
GLP Capital LP	5.250	06-01-25	3,700,000	3,666,485
GLP Capital LP	5.375	04-15-26	1,115,000	1,102,809
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,830,763
SBA Tower Trust (A)	2.836	01-15-25	1,200,000	1,173,005
VICI Properties LP (A)	3.500	02-15-25	3,000,000	2,924,310
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,411,049
VICI Properties LP (A)	4.250	12-01-26	4,000,000	3,826,506
Utilities 3.2%				33,111,391
Electric utilities 2.9%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,006,439
Duke Energy Corp.	5.000	12-08-25	3,071,000	3,060,570
Eversource Energy	4.750	05-15-26	3,000,000	2,962,032
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,926,240
FirstEnergy Corp.	4.150	07-15-27	4,000,000	3,798,994
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	2,200,000	2,179,936
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	5,805,456
Vistra Operations Company LLC (A)	5.000	07-31-27	1,975,000	1,893,067
Vistra Operations Company LLC (A)	5.125	05-13-25	3,500,000	3,471,152
Multi-utilities 0.3%

Sempra	5.400	08-01-26	3,000,000	3,007,505
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value

Term loans (C) 0.4%				$3,577,131
(Cost $3,568,816)
Consumer discretionary 0.3%				2,578,501
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd., Term Loan (1 month CME Term SOFR + 4.750%)	10.191	08-01-26	1,443,279	1,445,862
Hotels, restaurants and leisure 0.1%
Caesars Entertainment, Inc., Incremental Term Loan B1 (3 month CME Term SOFR + 2.750%)	8.040	02-06-31	1,135,000	1,132,639
Consumer staples 0.1%				998,630
Food products 0.1%

Fiesta Purchaser, Inc., Initial Term Loan (1 month CME Term SOFR + 4.000%)	9.318	02-12-31	1,000,000	998,630

Collateralized mortgage obligations 1.3%				$13,331,456
(Cost $14,445,173)
Commercial and residential 1.1%				10,912,518
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(D)	3.805	01-25-49	93,195	87,572
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	775,407	732,634
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(D)	1.853	03-25-65	3,793	3,774
Series 2020-3, Class A1 (A)(D)	1.506	04-27-65	67,373	63,616
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	1,382,612	1,280,574
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(E)	6.532	03-15-38	1,975,770	1,941,194
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(D)	3.500	10-25-59	197,803	182,180
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(D)	2.275	02-25-50	6,812	6,350
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	2,100,000	2,100,695
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(D)	3.750	05-25-58	34,048	32,707
Series 2018-4, Class A1 (A)(D)	3.000	06-25-58	97,271	89,985
Series 2021-SJ2, Class A1A (A)(D)	2.250	12-25-61	894,305	837,669
TPGI Trust
Series 2021-DGWD, Class C (1 month CME Term SOFR + 1.264%) (A)(E)	6.584	06-15-26	1,600,000	1,591,998
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(E)	7.532	07-15-39	3,000,000	1,961,570
U.S. Government Agency 0.2%				2,418,938
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(E)	6.822	10-25-41	2,425,000	2,418,938

Asset backed securities 12.6%				$132,691,324
(Cost $133,828,199)
Asset backed securities 12.6%				132,691,324
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	1,740,453	1,660,836
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	2,822,380
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (A)	2.300	11-22-27	4,000,000	3,868,072
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 (A)	5.300	06-21-28	675,995	674,648
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2 (A)	6.090	12-20-29	2,763,077	2,782,097
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	1,561,121	$1,486,156
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (30 day Average SOFR + 0.750%) (A)(E)	6.072	01-25-70	888,103	887,706
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	3,470,619	3,314,331
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,087,582
Series 2022-4, Class A3	5.340	08-16-27	3,000,000	3,000,210
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	1,729,061	1,673,150
Series 2020-1A, Class B1 (A)	4.170	02-15-50	1,000,000	961,835
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,492,245	3,093,067
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	2,927,550
Chase Auto Credit Linked Notes
Series 2021-1, Class B (A)	0.875	09-25-28	237,153	234,262
Series 2021-2, Class B (A)	0.889	12-26-28	245,658	240,935
Series 2021-3, Class D (A)	1.009	02-26-29	340,851	329,836
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	2,183,525	2,183,807
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,092,647	2,761,908
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,510,000	2,462,643
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	1,998,747
Crossroads Asset Trust
Series 2021-A, Class D (A)	2.520	01-20-26	1,922,000	1,903,288
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,496,226
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	740,177
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month CME Term SOFR + 2.362%) (A)(E)	7.676	01-15-35	3,000,000	2,948,202
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(E)	6.436	07-25-69	277,576	275,771
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (A)	3.310	03-25-30	370,223	356,051
Series 2019-A, Class A (A)	2.610	01-25-34	301,538	287,023
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	1,250,000	1,250,779
ExteNet LLC
Series 2019-1A, Class C (A)	5.219	07-25-49	3,000,000	2,943,762
First Investors Auto Owner Trust
Series 2021-1A, Class C (A)	1.170	03-15-27	1,640,000	1,606,249
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	3,000,000	3,000,671
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,489,659
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	1,927,932
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month CME Term SOFR + 1.962%) (A)(E)	7.286	01-25-32	3,000,000	2,965,446
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	2,003,235
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,477,124
Hertz Vehicle Financing III LLC
Series 2022-3A, Class D (A)	6.310	03-25-25	833,333	832,478
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,088,811
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	953,000	$856,484
HPEFS Equipment Trust
Series 2021-2A, Class D (A)	1.290	03-20-29	2,240,000	2,192,127
Series 2022-3A, Class A3 (A)	5.430	08-20-29	4,500,000	4,497,852
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	4,000,000	4,004,974
John Deere Owner Trust
Series 2022-C, Class A3	5.090	06-15-27	2,000,000	1,992,570
Libra Solutions LLC
Series 2023-1A, Class A (A)	7.000	02-15-35	1,084,987	1,083,857
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (A)	0.560	06-13-28	1,227,248	1,180,542
Series 2022-B, Class A3 (A)	5.610	07-10-28	5,000,000	5,000,376
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	1,490,970	1,445,982
Series 2022-2A, Class A (A)	6.110	10-21-41	1,200,175	1,203,804
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(E)	7.032	10-15-31	119,481	119,763
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month CME Term SOFR + 2.162%) (A)(E)	7.476	07-15-34	500,000	499,736
NMEF Funding LLC
Series 2022-B, Class A2 (A)	6.070	06-15-29	812,820	815,288
PFS Financing Corp.
Series 2022-C, Class A (A)	3.890	05-15-27	5,500,000	5,396,080
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	4,000,709
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	157,411	154,064
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	2,980,000	2,908,949
SCF Equipment Leasing LLC
Series 2022-1A, Class A3 (A)	2.920	07-20-29	2,582,966	2,536,782
Series 2022-2A, Class A3 (A)	6.500	10-21-30	4,000,000	4,040,236
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(E)	6.182	10-15-35	210,394	209,642
STAR Trust
Series 2021-SFR1, Class A (1 month CME Term SOFR + 0.714%) (A)(E)	6.032	04-17-38	3,084,325	3,055,686
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month CME Term SOFR + 1.662%) (A)(E)	6.979	12-29-29	3,000,000	2,998,155
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,582,031	1,558,256
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(D)	0.918	02-25-63	495,738	471,668
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	4,000,000	4,010,634
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,547,917	3,139,744
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	890,767	896,378
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	486,914	376,344

Total investments (Cost $1,043,939,085) 99.0%	$1,039,339,230
Other assets and liabilities, net 1.0%	10,858,059
Total net assets 100.0%	$1,050,197,289

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $347,614,211 or 33.1% of the fund’s net assets as of 2-29-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-29-24:
United States	85.4%
Canada	3.0%
United Kingdom	2.9%
France	1.3%
Ireland	1.0%
Other countries	6.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2024, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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